Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
9. INTANGIBLE ASSETS, NET
Intangible assets are summarized as follows:

	As of December 31, 2023
	Weighted Average Amortization Period (in years)	Gross Carrying Amount	Accumulated Amortization	Impairment (Note 2.15)	Net Book Value
License	2.1	29,710	(16,990)	—	12,720
Developed Content	1.5	35,100	(24,570)	(10,530)	—
Trademarks	1.5	26,400	(18,480)	(7,920)	—
Domain Name	—	11,644	(11,644)	—	—
Customer Relationship	1.5	10,700	(7,490)	(3,210)	—

		113,554	(79,174)	(21,660)	12,720

	As of December 31, 2024
	Weighted Average Amortization Period (in years)	Gross Carrying Amount	Accumulated Amortization	Impairment (Note 2.15)	Net Book Value
License	1.2	29,374	(22,305)	—	7,069
Domain Name	—	244	(244)	—	—

		29,618	(22,549)	—	7,069

The total amounts charged to the Consolidated Statements of Comprehensive Loss for amortization expenses amounted to approximately RMB 23,729, RMB 21,985 and RMB 5,673 for the years ended December 31, 2022, 2023 and 2024, respectively.
The amounts charged to Cost of Revenue and Sales and Marketing Expenses in the Consolidated Statements of Comprehensive Loss for impairment amounted to RMB 10,530 and RMB 11,130 for the year ended December 31, 2023, respectively. There is no impairments recorded for the years ended December 31, 2022 and 2024.
Based on the recorded intangible assets on December 31, 2024, estimated amortization expense is expected to be as follows:

Amortization Expense
2025	4,093
2026	2,430
2027	440
2028	106

7,069